Revenue - Contract Balances - Summary of In-Progress Contracts (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accumulated cost	₩ 27,940,760	₩ 30,691,333
Accumulated contract profit	1,759,843	2,462,231
Accumulated contract loss	(885,148)	(1,244,787)
Accumulated contract revenue	₩ 28,815,455	₩ 31,908,777